Dividends-Additional Information (Details)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends [Abstract]
Target percentage used to determine annual variable dividend	33.33%
Gainshare factor used to determine annual variable dividend range, minimum	0
Gainshare factor used to determine annual variable dividend range, maximum	2
Gainshare factor used to determine annual variable dividend	1.60	1.32	1.21